Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2019-2022) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Plan 2019-2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	7 months	7 months